Investment in Available for Sale Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

NOTE 3 — INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

The Company's investment in marketable equity securities is being held for an indefinite period and thus have been classified as available for sale. Cost basis of securities held as of June 30, 2020 and December 31, 2019 was $629,720 and $708,541, respectively, and accumulated unrealized losses were $620,703 and $663,775 as of June 30, 2020 and December 31, 2019, respectively. The value of available for sale marketable securities was $9,017 as of June 30, 2020, based on 261,333 shares of common stock held in two entities with an average per share market price of approximately $0.04.

Net recognized gains (losses) on equity investments were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Net realized gains (losses) on investment sold	$(401)	$-	$(2,543)	$-
Net unrealized gains (losses) on investments still held	447	(92,500)	(16,197)	(101,417)

Total	$46	$(92,500)	$(18,740)	$(101,417)

The reconciliation of the investment in marketable securities is as follows for the six months ended June 30, 2020 and 2019:

	June 30,	June 30,
	2020	2019
Balance – December 31	$44,766	$33,917
Additions	-	240,000
Proceeds on sales of securities	(17,009)	-
Recognized losses	(18,740)	(101,417)
Balance – June 30	$9,017	$172,500

NOTE 3 — INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

The Company's investment in marketable equity securities is being held for an indefinite period and thus have been classified as available for sale. Cost basis of securities held as of December 31, 2019 and 2018 was $708,541 and $587,000, respectively, and accumulated unrealized losses were $663,775 and $553,083 as of December 31, 2019 and 2018, respectively. The value of available for sale marketable securities was $44,766 as of December 31, 2019, based on 589,753 shares of common stock held in two entities with an average per share market price of approximately $0.08.

Net recognized gains (losses) on equity investments were as follows:

	Years Ended
	December 31,
	2019	2018
Net realized gains (losses) on investment sold	$(49,757)	$(1,792)
Net unrealized gains (losses) on investments still held	(110,692)	(99,416)

Total	$(160,449)	$(101,208)

The reconciliation of the investment in marketable securities is as follows for the years ended December 31, 2019 and 2018:

	December 31,	December 31,
	2019	2018
Balance – January 1	$33,917	$135,409
Additions	240,000	-
Proceeds on sales of securities	(68,702)	(284)
Recognized losses	(160,449)	(101,208)
Balance – December 31	$44,766	$33,917